Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of interests in subsidiaries

Year ended Dec. 31	2020	2019	2018
Revenues	436	446	462
Net earnings	97	183	241
Total comprehensive income	223	138	281
Amounts attributable to the non-controlling interests:
Net earnings	40	73	94
Total comprehensive income	90	56	110
Distributions paid to non-controlling interests	80	69	79

As at Dec. 31	2020	2019
Current assets	743	293
Long-term assets	2,913	3,409
Current liabilities	(364)	(152)
Long-term liabilities	(987)	(1,237)
Total equity	(2,305)	(2,313)
Equity attributable to non-controlling interests	(948)	(941)
Non-controlling interests’ share (per cent)	39.9	39.6
B. TA Cogen

Year ended Dec. 31	2020	2019	2018
Results of operations
Revenues	146	181	185
Net earnings (loss)	(13)	43	29
Total comprehensive income (loss)	(13)	43	29
Amounts attributable to the non-controlling interest:
Net earnings (loss)	(6)	21	14
Total comprehensive income (loss)	(6)	21	14
Distributions paid to Canadian Power Holdings Inc.	17	37	86

As at Dec. 31	2020	2019
Current assets	69	41
Long-term assets	323	328
Current liabilities	(78)	(27)
Long-term liabilities	(37)	(19)
Total equity	(277)	(323)
Equity attributable to Canadian Power Holdings Inc.	(136)	(160)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2020, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity

Disclosure of information about key management personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2020	2019	2018
Total compensation	27	30	17
Comprised of:
Short-term employee benefits	12	13	11
Post-employment benefits	2	2	2
Termination benefits	—	2	—
Share-based payments	13	13	4